Preference shares (Schedule of Preference Share Composition) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Series A Preference Shares [Member]	Dec. 31, 2012 Series A Preference Shares [Member]	Dec. 31, 2011 Series A Preference Shares [Member]	Dec. 31, 2010 Series A Preference Shares [Member]	Nov. 05, 2013 Series A Preference Shares [Member] March 2010 [Member]	Dec. 31, 2013 Series A-1 Preference Shares [Member]	Dec. 31, 2012 Series A-1 Preference Shares [Member]	Dec. 31, 2011 Series A-1 Preference Shares [Member]	Dec. 31, 2010 Series A-1 Preference Shares [Member]	Nov. 05, 2013 Series A-1 Preference Shares [Member] March 2010 [Member]	Dec. 31, 2013 Series B Preference Shares [Member]	Dec. 31, 2012 Series B Preference Shares [Member]	Dec. 31, 2011 Series B Preference Shares [Member]	Dec. 31, 2010 Series B Preference Shares [Member]	Nov. 05, 2013 Series B Preference Shares [Member] December 2010 [Member]	Nov. 05, 2013 Series B Preference Shares [Member] March 2011 [Member]	Dec. 31, 2013 Series B-1 Preference Shares [Member]	Dec. 31, 2012 Series B-1 Preference Shares [Member]	Dec. 31, 2011 Series B-1 Preference Shares [Member]	Dec. 31, 2010 Series B-1 Preference Shares [Member]	Nov. 05, 2013 Series B-1 Preference Shares [Member] August and September 2011 [Member]
Temporary Equity [Line Items]
Issuance price per share										$ 0.37					$ 0.53					$ 1.79	$ 2.03					$ 3.608
Redemption price per share										$ 0.18					$ 0.53					$ 1.79	$ 2.03					$ 3.608
Preference share, shares authorized				87,566,604			27,028,572	27,028,572		27,028,572		19,047,620	19,047,620		19,047,620		26,247,412	26,247,412		26,247,412	26,247,412		15,243,000	15,243,000		15,243,000
Preference share, shares issued							27,028,572	27,028,572		27,028,572		19,047,620	19,047,620		19,047,620		26,247,412	26,247,412		25,210,084	1,037,328		15,242,995	15,242,995		15,242,995
Preference share, shares outstanding							27,028,572	27,028,572	27,028,572	27,028,572		19,047,620	19,047,620	19,047,620	19,047,620		26,247,412	26,247,412	25,210,084	25,210,084	1,037,328		15,242,995	15,242,995		15,242,995
Carrying amount		$ 139,517	$ 129,284		$ 65,627		$ 9,866	$ 9,866	$ 9,866	$ 9,866		$ 12,435	$ 11,473	$ 10,588	$ 13,293		$ 55,509	$ 51,211	$ 45,173	$ 56,910	$ 2,430		$ 61,707	$ 56,734		$ 66,152